Fair value measurements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value measurements
Derivative contract assets		$ 0	$ 76,513
Derivative contract liabilities		(4,353,072)	(289,606)
Acquired and assumed asset retirement obligations	$ 633,000
Fair Value, Recurring
Fair value measurements
Derivative contract assets	5,188,000
Derivative contract liabilities	(3,941,000)	(4,353,072)	(213,093)
Fair Value, Recurring | Level 2
Fair value measurements
Derivative contract assets	5,188,000
Derivative contract liabilities	(3,941,000)	$ (4,353,072)	$ (213,093)
Fair Value, Nonrecurring
Fair value measurements
Acquired and assumed asset retirement obligations	$ 633,000